Dodie Kent

Vice President and Associate General Counsel

(212) 314-3970

(212) 707-1791

October 11, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AXA Equitable Life Insurance Company

Pre-Effective Amendment No. 3 to the Registration Statement on Form N-4/A

File Nos. 333-190033 and 811-22651

CIK #00131283

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith Pre-Effective Amendment No. 3 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 17 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 70 of AXA Equitable.

On July 19, 2013, we filed an initial Registration Statement on Form N-4 describing the new Investment Edge variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account No. 70. On August 7, 2013, we filed a Pre-Effective Amendment No. 1 to add to the Prospectus and Statement of Additional Information the legends required under Rule 481 of the Securities Act of 1933 for prospectuses and statements of additional information used before the effective date of the registration statement. In addition, this PEA added to the Prospectus a list of variable investment options to be made available via the Investment Edge variable annuity contract that is the subject of the Registration Statement.

On September 17, 2013, we received written comments on this filing from Ms. Alison White of the Securities and Exchange Commission staff. On October 4, 2013, we filed a Pre-Effective Amendment No. 2 in order to address those comments. On October 7, 2013, we were informed that Ms. White of the Securities and Exchange Commission’s staff had no further comments.

The purpose of this Pre-Effective Amendment No. 3 is to include financial statements, exhibits, and other required disclosure not included in the registration statement. We have also made additional non-material changes.

Request for Acceleration

Pursuant to Rule 461 under the Securities Act of 1933, the Registrant and the Principal Underwriter hereby request that the Registration Statement on Form N-4, Reg. No. 333-190033, as amended by Pre-effective Amendment No. 3, be declared effective as of October 15, 2013, or as soon thereafter as practicable. The Registrant and the Principal Underwriter are aware of their obligations under the Securities Act of 1933.

Tandy Representation

On behalf of the Company and its Separate Account 70 (the “Registrant”), we hereby make the representations below regarding the above-referenced registration statement on Form N-4.

1. Should the Securities and Exchange Commission (the “Commission”) or its Staff, acting pursuant to delegated authority declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

2. The actions of the Commission or the Staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

3. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Please contact the undersigned at (212) 314-3970 or Christopher E. Palmer of Goodwin Proctor LLP at (202) 346-4253 if you have any questions.

Very truly yours,

/s/ Dodie Kent
Vice President and Associate General Counsel

cc:	Alison White, Esq.

Christopher E. Palmer, Esq.